Pension Plans and Similar Obligations - Present Value of the DBO and the Fair Value of the Plan Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Plans and Similar Obligations
Present value of the DBO	€ 1,715	€ 1,436
Fair value of the plan assets	1,485	1,292
Net defined benefit liability (asset)	€ 230	€ 144
% of Non-current other financial assets	0.00%	0.00%
% of Non-current provisions	49.00%	54.00%
Defined contribution plans	€ 314	€ 280	€ 260
Defined benefit pension plans	55	50	52
Pension expenses	369	330	€ 312
Germany
Pension Plans and Similar Obligations
Present value of the DBO	1,026	886
Fair value of the plan assets	1,009	878
Net defined benefit liability (asset)	€ 17	€ 8
% of Non-current other financial assets	0.00%	0.00%
% of Non-current provisions	4.00%	3.00%
Present value of the DBO provides for lumpsum Payments	€ 951	€ 824
Foreign
Pension Plans and Similar Obligations
Present value of the DBO	533	418
Fair value of the plan assets	411	355
Net defined benefit liability (asset)	€ 122	€ 63
% of Non-current other financial assets	0.00%	0.00%
% of Non-current provisions	26.00%	24.00%
Present value of the DBO provides for Annuity Payments	€ 459	€ 356
Other Foreign Post Employment Plans
Pension Plans and Similar Obligations
Present value of the DBO	156	132
Fair value of the plan assets	65	59
Net defined benefit liability (asset)	€ 91	€ 73
% of Non-current other financial assets	0.00%	0.00%
% of Non-current provisions	19.00%	27.00%